Other Income (Loss), Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income (Loss), Net
Gains on marketable securities, realized portion	$ 2,903,786	$ 234,338	$ 734,904
Gains (loss) on marketable securities, unrealized portion			804,621
Foreign exchange gain (loss)	613,227	(862,383)	(379,530)
Amortized discounts related to liability for exclusive rights with Baidu	(52,922)	(935,177)	(1,882,804)
Others	393,448	512,007	(10,061)
Total other income (loss)	$ 3,857,539	$ (1,051,215)	$ (732,870)